Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Finite lived intangible assets	$ 1,487,228	$ 781,378	$ 0
Intangible assets acquired		659,571
Intangible assets additions	710,372	121,807
Less accumulated amortization	(42,969)	(4,522)
Finite lived intangible assets, net	$ 1,444,259	$ 776,856